Loans and Allowance for Credit Losses - Summary of Continuity in Loss Allowance by Each Product Type (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Financial instruments credit-impaired after purchase or origination [member]
Disclosure of credit risk exposure [line items]
Allowance for PCI loans	$ 1
The total amount of expected credit losses at initial recognition on PCI loans	79
Other assets [member]
Disclosure of credit risk exposure [line items]
Provision for credit losses	$ (8)	$ 2